Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our MDCC and board of directors generally determines annual equity grants at its meeting each February when it evaluates individual performance for the year. This meeting may occur prior to the company’s release of earnings and filing of its Annual Report on Form 10-K. In such cases, the annual equity awards will be granted on the second full trading day following the company’s release of earnings. This is generally the same date that the company’s trading window opens. For all value-based equity grants, we convert value to shares on the date of grant using the average of the high and low price for the common stock on the day the equity grant is awarded. The MDCC and board thus ensure that the market has had time to adjust to earnings news before the value used to convert to shares has been set.
Newly hired employees, including executive officers, are sometimes granted equity awards effective on the first day of employment. The employees’ start dates are scheduled without regard to anticipated earnings or other major announcements by the company. As a matter of practice, the MDCC and board do not take material non-public information into account when determining the timing and terms of equity awards, and the company has not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation. We do not currently grant options to our employees, including our executive officers.
Award Timing Method
Our MDCC and board of directors generally determines annual equity grants at its meeting each February when it evaluates individual performance for the year. This meeting may occur prior to the company’s release of earnings and filing of its Annual Report on Form 10-K. In such cases, the annual equity awards will be granted on the second full trading day following the company’s release of earnings. This is generally the same date that the company’s trading window opens. For all value-based equity grants, we convert value to shares on the date of grant using the average of the high and low price for the common stock on the day the equity grant is awarded. The MDCC and board thus ensure that the market has had time to adjust to earnings news before the value used to convert to shares has been set.
Newly hired employees, including executive officers, are sometimes granted equity awards effective on the first day of employment.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	As a matter of practice, the MDCC and board do not take material non-public information into account when determining the timing and terms of equity awards
MNPI Disclosure Timed for Compensation Value	false